Employee Benefit Plan, Master Trust (Plans' Percentage Interest) (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	100.00%	100.00%